Share listing expense and change in fair value of warrant liabilities - Additional Information (Detail) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Warrants shares € / shares	Dec. 31, 2020 EUR (€) € / shares	Jul. 01, 2020 EUR (€) shares Warrants € / shares	Jul. 01, 2020 $ / shares
Disclosure of share listing expense [line items]
Closing price of ARYA ordinary shares | € / shares	€ 0.01
Expense on the closing date		€ 152,787
Gains losses on financial liabilities at fair value through profit or loss	€ (10,990)	17,775
Financial liabilities	40,210	€ 27,883
ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	243,100
Closing price of ARYA ordinary shares | $ / shares				$ 15.15
Identifiable net assets	90,284		€ 90,300
Expense on the closing date	€ 152,787
Warrants [member]
Disclosure of share listing expense [line items]
Closing price of ARYA public warrants | € / shares	€ 3.88	€ 2.35	€ 4.82
Gains losses on financial liabilities at fair value through profit or loss	€ 11,000	€ 17,800
Financial liabilities	27,900	€ 16,900
Warrants [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 34,644
ARYA Shares | Warrants	7,187,500		7,187,500
Closing price of ARYA public warrants | € / shares	€ 4.82
Financial liabilities	€ 34,400
Ordinary shares [member]
Disclosure of share listing expense [line items]
Closing price of ARYA ordinary shares | € / shares			€ 0.01
Ordinary shares [member] | ARYA [member]
Disclosure of share listing expense [line items]
Fair value of ARYA ordinary shares and warrants	€ 243,071
Closing price of ARYA ordinary shares | € / shares	€ 13.53
ARYA Shares | shares	17,968,750		17,968,750